ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Deferred tax assets				R (288.9)	R (76.9)	R (206.2)
Deferred tax liabilities				6,656.8	10,153.2	8,525.2
Net deferred tax liabilities	R 6,367.9	R 10,076.3	R 8,319.0	6,367.9	10,076.3	8,319.0
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	10,076.3	8,319.0	4,687.2
Deferred tax recognised in profit or loss	(3,581.7)	988.5	(3,450.8)
Deferred tax recognised in other comprehensive income		(22.8)	(27.7)
Deferred tax on acquisition of subsidiaries		132.2	7,486.3
Foreign currency translation	(126.7)	659.4	(376.0)
Deferred tax liability (asset) at end of period	R 6,367.9	R 10,076.3	R 8,319.0
Deferred tax assets				(4,282.6)	(2,060.5)	(1,971.8)
Deferred tax liabilities				10,650.5	12,136.8	10,290.8
Mine development, infrastructure and other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				9,759.5	11,344.4	9,642.6
Environment rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax assets				(1,109.2)	(989.2)	(840.7)
Deferred tax liabilities				682.3	507.7	600.7
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets				(333.3)	(302.7)	(299.7)
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				208.7	284.7	47.5
Other provisions [Member]
Reconciliation of the deferred tax balance:
Deferred tax assets				(498.5)	(464.1)	(434.0)
Financial instruments
Income tax
Deferred tax assets				(1,351.3)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets				R (990.3)	R (304.5)	R (397.4)